Utility Plant - Schedule of Utility Plant (Details) $ in Thousands					3 Months Ended	12 Months Ended
	Mar. 30, 2026 USD ($) WIND_TURBINE	Feb. 20, 2026 USD ($)	Aug. 30, 2024 USD ($)	Dec. 22, 2023 USD ($)	Mar. 31, 2026 USD ($)	Dec. 31, 2025 USD ($) WIND_TURBINE	Apr. 16, 2026 USD ($)	Apr. 15, 2026 USD ($)	Jan. 01, 2026	Dec. 31, 2024 USD ($)	Dec. 31, 2019
Public Utility, Property, Plant and Equipment
Accumulated amortization of capital leases						$ 25,600				$ 18,300
Utility Plant
Distribution plant						9,589,563				8,983,586
Production plant						3,810,312				3,310,663
Transmission plant						2,245,439				1,908,891
General plant						902,919				805,960
Intangible plant (including capitalized software)						686,587				716,038
Plant acquisition adjustment						242,827				242,827
Underground storage						52,695				50,047
Liquefied natural gas storage						256,284				256,144
Plant held for future use						29,438				59,657
Recoverable cushion gas						8,784				8,784
Plant not classified						1,355,183				733,184
Finance leases, net of accumulated amortization						159,475				91,045
Less: Accumulated depreciation and amortization					$ (5,434,528)	(5,555,794)				(5,101,926)
Subtotal						13,783,712				12,064,900
Construction work in progress					1,231,934	1,082,208				1,577,695
Net utility plant					15,050,235	$ 14,865,920				13,642,595
Number of Windmills | WIND_TURBINE						38
Minimum
Public Utility, Property, Plant and Equipment
Distribution plant, Estimated Useful Life						7 years
Production plant, Estimated Useful Life						12 years
Transmission plant, Estimated Useful Life						44 years
General plant, Estimated Useful Life						5 years
Public Utilities, Property, Plant and Equipment, Intangible, Estimated Useful Life 1						3 years
Underground storage, Estimated Useful Life						25 years
Liquefied natural gas storage, Estimated Useful Life						25 years
Minimum | Franchise Rights [Member]
Public Utility, Property, Plant and Equipment
General plant, Estimated Useful Life						10 years
Minimum | Software and Software Development Costs [Member]
Public Utility, Property, Plant and Equipment
General plant, Estimated Useful Life						3 years
Maximum
Public Utility, Property, Plant and Equipment
Distribution plant, Estimated Useful Life						65 years
Production plant, Estimated Useful Life						90 years
Transmission plant, Estimated Useful Life						75 years
General plant, Estimated Useful Life						75 years
Public Utilities, Property, Plant and Equipment, Intangible, Estimated Useful Life 1						50 years
Underground storage, Estimated Useful Life						60 years
Liquefied natural gas storage, Estimated Useful Life						50 years
Maximum | Franchise Rights [Member]
Public Utility, Property, Plant and Equipment
General plant, Estimated Useful Life						50 years
Maximum | Software and Software Development Costs [Member]
Public Utility, Property, Plant and Equipment
General plant, Estimated Useful Life						10 years
Puget Sound Energy
Utility Plant
Distribution plant						$ 11,062,733				10,474,294
Production plant						4,419,413				3,928,187
Transmission plant						2,350,904				2,015,060
General plant						922,152				826,918
Intangible plant (including capitalized software)						677,122				706,576
Plant acquisition adjustment						282,792				282,792
Underground storage						65,553				63,004
Liquefied natural gas storage						258,049				257,909
Plant held for future use						29,591				59,809
Recoverable cushion gas						8,784				8,784
Plant not classified						1,355,183				733,184
Finance leases, net of accumulated amortization						159,475				91,045
Less: Accumulated depreciation and amortization						(7,808,039)				(7,382,662)
Subtotal						13,783,712				12,064,900
Construction work in progress						1,082,208				1,577,695
Net utility plant						$ 14,865,920				$ 13,642,595
Puget Sound Energy | Colstrip Units 3 And 4 [Member]
Utility Plant
Subsidiary, Ownership Percentage, Parent									25.00%		50.00%
Puget Sound Energy | Beaver Creek Wind Project
Utility Plant
Investment Tax Credit					183,500
Tax Credit Carryforward, Amount							$ 46,300	$ 51,700
Number of Windmills | WIND_TURBINE						88
Asset Acquisition, Price of Acquisition, Expected						$ 157,400
Puget Sound Energy | Beaver Creek Wind Project | GE Renewables North America, LLC
Utility Plant
Asset Acquisition, Consideration Transferred						283,500
Puget Sound Energy | Battle Butte Solar Project
Utility Plant
Asset Acquisition, Consideration Transferred		$ 60,000
Puget Sound Energy | Beaver Creek 2 [Member]
Utility Plant
Number of Windmills | WIND_TURBINE	21
Puget Sound Energy | Beaver Creek 2 [Member] | GE Renewables North America, LLC
Utility Plant
Asset Acquisition, Price of Acquisition, Expected	$ 80,100
Puget Sound Energy | Appaloosa Solar Project [Member]
Utility Plant
Construction work in progress					110,400	$ 93,500
Asset Acquisition, Consideration Transferred				$ 20,300	$ 18,600
Asset Acquisition, Price of Acquisition, Expected			$ 266,800
Puget Sound Energy | Appaloosa Solar Project [Member] | HQC Solar Holdings 1, LLC [Member]
Utility Plant
Subsidiary, Ownership Percentage, Parent				100.00%